SHAREHOLDERS' EQUITY (Schedule of RSUs) (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Number of RSUs
Options outstanding, beginning balance	15,500
Granted	28,000
Vested	(8,500)
Cancelled & forfeited
Options outstanding, ending balance	35,000	15,500
Vested and expected to vest at December 31, 2015	35,000
Weighted average remaining contractual term (in years)
Options outstanding, ending balance	18 days	1 month 6 days
Vested and expected to vest at December 31, 2015	18 days
Aggregate intrinsic value
Options outstanding, beginning balance	$ 231
Options outstanding, ending balance	479	$ 231
Vested and expected to vest at December 31, 2015	$ 479